RESERVE FOR LOSSES AND LAE - Narrative (Details) $ in Millions		12 Months Ended
	Dec. 20, 2019 USD ($)	Dec. 31, 2025 USD ($) group	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2015 USD ($)	Sep. 30, 2025 USD ($)
Reserve For Losses LAE And Future Policy Benefit Reserve [Line Items]
Current year losses		$ 10,202	$ 9,967	$ 8,432
Prior years loss development		657	1,300	(5)
Funds held under reinsurance treaties		267	27
Funds held by reinsureds		1,326	1,218
Incurred losses and LAE		10,859	11,305	8,427
Policyholder benefits and claims incurred, ceded		1,698	1,624	651
Plus reinsurance recoverables on unpaid losses		$ 3,715	2,915	2,098	$ 2,105
Number of exposure groupings | group		250
Contracts of insurance and reinsurance received claims during the past three years, (in years)		20 years
Liabilities retroceded, (in percent)						100.00%
Retrocession agreement, consideration transferred						$ 140
Maximum liability retroceded	$ 450					440
Total amount of liabilities retroceded						$ 300
Reinsurance receivable	$ 43
Reinsurance recoverable for paid and unpaid losses		$ 5,100	3,100
State National Insurance Company, Inc.
Reserve For Losses LAE And Future Policy Benefit Reserve [Line Items]
Reinsurance recoverable for paid and unpaid losses		1,253
Mt Logan Re
Reserve For Losses LAE And Future Policy Benefit Reserve [Line Items]
Reinsurance recoverable for paid and unpaid losses		$ 411
Mt Logan Re | Reinsurance Recoverable for Paid and Unpaid Claims and Claims Adjustments | Reinsurer Concentration Risk
Reserve For Losses LAE And Future Policy Benefit Reserve [Line Items]
Percentage threshold of unrealized losses not exceeded by any one single issuer (in percent)		8.10%
Munich Reinsurance Company
Reserve For Losses LAE And Future Policy Benefit Reserve [Line Items]
Reinsurance recoverable for paid and unpaid losses		$ 289
Munich Reinsurance Company | Reinsurance Recoverable for Paid and Unpaid Claims and Claims Adjustments | Reinsurer Concentration Risk
Reserve For Losses LAE And Future Policy Benefit Reserve [Line Items]
Percentage threshold of unrealized losses not exceeded by any one single issuer (in percent)		5.70%
Other Retrocessionaire | Reinsurance Recoverable for Paid and Unpaid Claims and Claims Adjustments | Reinsurer Concentration Risk
Reserve For Losses LAE And Future Policy Benefit Reserve [Line Items]
Percentage threshold of unrealized losses not exceeded by any one single issuer (in percent)		5.00%
Reinsurance Contract [Axis]: Adverse Development Cover Reinsurance Agreements
Reserve For Losses LAE And Future Policy Benefit Reserve [Line Items]
Funds held under reinsurance treaties		$ 5,000					$ 5,400
Deferred gain on sale current		3
Policyholder benefits and claims incurred, ceded		1,253
Reinsurance Contract [Axis]: Adverse Development Cover Reinsurance Agreements | State National Reinsurer
Reserve For Losses LAE And Future Policy Benefit Reserve [Line Items]
Payments for reinsurance		1,300
Reinsurance, amount retained, per policy		$ 1,300
Reinsurance, excess retention (in percent)		85.70%
Reinsurance, excess retention, amount reinsured, per policy		$ 600
Funds held by reinsureds		250
Reinsurance, excess retention unexpired limit, amount reinsured, per policy		597
Reinsurance Contract [Axis]: Adverse Development Cover Reinsurance Agreements | MS Transverse Reinsurance
Reserve For Losses LAE And Future Policy Benefit Reserve [Line Items]
Payments for reinsurance		$ 122
Reinsurance, excess retention (in percent)		80.00%
Reinsurance, excess retention, amount reinsured, per policy		$ 400
Incurred losses and LAE		122
Reinsurance, excess retention unexpired limit, amount reinsured, per policy		400
Global Wholesale & Specialty
Reserve For Losses LAE And Future Policy Benefit Reserve [Line Items]
Incurred losses and LAE		1,967	2,053	1,789
Legacy Segment
Reserve For Losses LAE And Future Policy Benefit Reserve [Line Items]
Incurred losses and LAE		2,213	3,032	1,685
Reinsurance Treaty
Reserve For Losses LAE And Future Policy Benefit Reserve [Line Items]
Prior years loss development			(120)
Incurred losses and LAE		6,679	6,220	4,953
Asbestos And Environmental Reserves
Reserve For Losses LAE And Future Policy Benefit Reserve [Line Items]
Prior years loss development			54
Higher Premiums Earned
Reserve For Losses LAE And Future Policy Benefit Reserve [Line Items]
Current year losses		308
Higher Premiums Earned | Reinsurance Treaty
Reserve For Losses LAE And Future Policy Benefit Reserve [Line Items]
Prior years loss development			640
Catastrophe Losses
Reserve For Losses LAE And Future Policy Benefit Reserve [Line Items]
Current year losses		$ (73)	423
Attritional Losses | Global Wholesale & Specialty
Reserve For Losses LAE And Future Policy Benefit Reserve [Line Items]
Prior years loss development			165	72
Attritional Losses | Legacy Segment
Reserve For Losses LAE And Future Policy Benefit Reserve [Line Items]
Prior years loss development			1,300		$ 286
Attritional Losses | Reinsurance Treaty
Reserve For Losses LAE And Future Policy Benefit Reserve [Line Items]
Prior years loss development				$ (364)
Catastrophe | Reinsurance Treaty
Reserve For Losses LAE And Future Policy Benefit Reserve [Line Items]
Prior years loss development			$ (135)